Bank credit lines, loan facilities and notes - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended					12 Months Ended
	May 08, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Nov. 26, 2025	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities		$ 0				$ 50,000
Repayment		(7,440)				(57,440)
Long-term debt at fair value		$ 3,432,100	$ 3,500,100				$ 3,500,100
The New Notes | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000,000
Debt discount paid	6,800
Senior Secured Notes (the "2027 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.809%	5.809%	5.809%				5.809%
Debt instrument, discount rate on underwriting (in percent)	0.00250
Senior Secured Notes (the "2029 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.849%	5.849%	5.849%				5.849%
Debt instrument, discount rate on underwriting (in percent)	0.00350
Senior Secured Notes (the "2034 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 500,000
Debt instrument, interest rate (in percent)	6.00%	6.00%	6.00%				6.00%
Debt discount paid	$ 500
Debt instrument, discount rate on underwriting (in percent)	0.00450
Debt instrument, redemption price, percentage of principal amount redeemed	99.896%
Senior Secured Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							2.00%
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							0.50%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount										$ 5,515,000
Debt instrument, interest rate (in percent)		5.70%	5.672%				5.672%			1.00%
Senior Secured Revolving Loan
Debt Instrument [Line Items]
Long-term debt, term								7 years		5 years
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.35%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.00%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.75%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.55%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.40%
Senior Secured Revolving Loan | Minimum | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.00%
Senior Secured Revolving Loan | Maximum | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.35%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity									$ 500,000	$ 300,000
Drawdown of credit lines and loan facilities		$ 0	$ 0	$ 0	$ 0	50,000	$ 50,000
Repayment		0	0	0	0	(50,000)	(50,000)
Long-term debt		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Senior Secured Credit Facility And Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid										27,600
Senior Secured Notes | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount										$ 500,000
Debt instrument, interest rate (in percent)										2.875%